10. Restatement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Restatements
	Previously reported			Restated
	For the six months ended			For the six months ended
	6/30/2017	Adjustment		6/30/2017

Revenue	$211,086	680,427	{a}	$891,513
Revenue - related party	–	6,571	{b}	6,571
Total revenue	211,086			898,084

Cost of Revenue	65,498	686,998	{a}	752,496

Gross Profit	145,588			145,588

Operation Expenses:
Compensation - officers	60,000			60,000
Research and development	109,929			109,929
Professional fees	69,777			69,777
General and administrative	123,083			123,083
Total Operating Expenses	362,789			362,789

Loss from Operations	(217,201)			(217,201)

Other Income (Expense)
Interest expense, net	53			53
Other income	4,763			4,763
Total other expense	4,815			4,815

Loss before income taxes	(212,885)			(212,885)

Income tax expense	800			800

Net Loss	$(213,685)			$(213,685)

Weight Average Number of Common Shares Outstanding - Basic and Diluted	34,574,706			34,574,706

Net Loss per common share
Basic and diluted	$(0.01)			$(0.01)

{a} The Company previously recorded shipment of sales shipped directly from vendor to customer as net of cost of goods sold. The Company corrected the error by recording sales at gross amount and separately record cost of goods sold amount.

{b} Revenue generated from Vitashower Corp., a company owned by the CEO, amounted to $6,571 for the six months ended June 30, 2017 was reclassified to be separately disclosed.

	Previously reported			Restated
	For the three months ended			For the three months ended
	6/30/2017	Adjustment		6/30/2017

Revenue	$128,896	496,172	{a}	$625,068
Revenue - related party	–	3,563	{b}	3,563
Total revenue	128,896			628,631

Cost of Revenue	45,163	499,736	{a}	544,898

Gross Profit	83,733			83,733

Operation Expenses:
Compensation - officers	30,000			30,000
Research and development	55,453			55,453
Professional fees	41,797			41,797
General and administrative	60,673			60,673
Total Operating Expenses	187,923			187,923

Loss from Operations	(104,190)			(104,190)

Other Income (Expense)
Interest expense, net	20			20
Other income	–			–
Total other expense	20			20

Loss before income taxes	(104,170)			(104,170)

Income tax expense	800			800

Net Loss	$(104,970)			$(104,970)

Weight Average Number of Common Shares Outstanding - Basic and Diluted	34,574,706			34,574,706

Net Loss per common share
Basic and diluted	$(0.00)			$(0.00)

{a} The Company previously recorded shipment of sales shipped directly from vendor to customer as net of cost of goods sold. The Company corrected the error by recording sales at gross amount and separately record cost of goods sold amount.

{b} Revenue generated from Vitashower Corp., a company owned by the CEO, amounted to $3,563 for the three months ended June 30, 2017 was reclassified to be separately disclosed.

See below for result of 2016 restatement and reclassification.

	Previous reported			Restated
	12/31/2016	Adjustment		12/31/2016
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$340,073	(2)		$340,071
Accounts receivable	35,896	(10,332)	{a}	25,564
Accounts receivable - related party	–	10,332	{a}	10,332
Inventories, net	104,832	(36,337)	{b}	68,495
Prepaid expenses	7,962			7,962
Total Current Assets	488,763	–		452,424

Property and equipment, net	8,517	–		8,517

Other assets:
Deposits	24,726	–		24,726

Total assets:	$522,006	–		$485,667

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Accounts payable and accrued liabilities	$372,912	(4,399)	{c}	$368,513
Customer deposit	57,726	4,400	{c}	62,126
Income taxes payable	800	–		800
Total Current Liabilities	431,438			431,439
Non-current Liabilities
Deferred rent	468	–		468

Total Liabilities	431,906			431,907

Commitments and Contingencies
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 34,574,706 shares issued and outstanding as of December 31, 2017 and 2016, respectively	34,575	–		34,575
Additional paid-in capital	713,239	658,379	{d}	1,371,618
Accumulated deficit	(657,714)	(694,719)	{e}	(1,352,433)
Total stockholders' equity	90,100			53,760

Total Liabilities and Stockholders' Equity	$522,006			$485,667

{a} The Company reclassified related party accounts receivable and payable balance into its own line item.

{b}The Company reserved $36,337 for slow moving inventory items.

{c} Customer deposit of $4,400 was reclassified out from accounts payable to correctly record in customer deposit.

{d} The Company and Perfecular Inc. entered into merger agreement on December 30, 2015. The two entities are merger under common control. Per ASC 805-50-45, entities merger under common control should be recorded using book value and retained earnings is carried into the consolidated financial statements. The Company erroneously eliminated Perfecular Inc.’s retained earnings through consolidation. An adjustment is made to properly record investment made to the merger and record retained earnings of Perfecular Inc.

{e} Accumulated adjustment effect in result of inventory reserve and adjustment to properly recorded investment made to the merger.

	Previously reported			Restated
	12/31/2016	Adjustment		12/31/2016

Revenue	$337,496	778,723	{f}	$1,116,219
Revenue - related party	–	5,759	{g}	5,759
Total revenue	337,496			1,121,978

Cost of Revenue	57,128	809,431	{f}{h}	866,559

Gross Profit	280,368			255,419

Operation Expenses:
Compensation - officers	121,385			121,385
Research and development	201,899			201,899
Professional fees	142,956			142,955
General and administrative	257,365	(1,155)	{g}	256,210
Total Operating Expenses	723,605			722,449

Loss from Operations	(443,237)			(467,030)

Other Income (Expense)
Interest expense, net	(203)	300	{g}	97
Other income	5,736	(5,148)	{g}	588
Other expense	(1,600)	1,012	{g}	(588)
Total other expense	3,933			91

Loss before income taxes	(439,304)			(466,939)

Income tax provision	1,600	(1,105)	{j}	495

Net Loss	$(440,904)			$(467,434)

Weight Average Number of Common Shares Outstanding - Basic and Diluted	34,574,706			34,574,706

Net Loss per common share
Basic and diluted	$(0.01)			$(0.01)

{f} The Company previously recorded shipment of sales shipped directly from vendor to customer as net of cost of goods sold. The Company corrected the error by recording sales at gross amount and separately record cost of goods sold amount.

{g} Other income and other expenses items were reclassified to other income statement accounts. Refund of rent expense of $1,155 was reclassified from other income to general and administrative expenses. Other expenses items including interest expense and cost of sales were reclassified to their respective accounts. Interest expense was reclassified from other income.

{h} The Company reserved $36,337 for slow moving inventory items into cost of goods sold.

{i}Income tax refund was reclassified from other income to income tax expense.

	Previously reported			Restated
	12/31/2016	Adjustment		12/31/2016

Cash flows from operating activities:
Net Loss	$(440,904)	(26,530)		$(467,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	–	26,528	{j}	26,528
Depreciation expense	1,130			1,130
Changes in Operating Assets and Liabilities:
Accounts receivable	70,993	10,332	{k}	81,325
Accounts receivable - related party	–	(10,332)	{k}	(10,332)
Inventories	(53,258)			(53,258)
Prepaid expenses	6,999			6,999
Accounts payable and accrued liabilities	96,987	(4,402)	{l}	92,585
Customer deposit	(82,303)	4,400	{l}	(77,903)
Deferred rent	(443)			(443)
Net cash flows used in operating activities	(400,799)			(400,803)

Cash flows from investing activities:
Purchase of property and equipment	(8,239)			(8,239)
Net cash flows used in investing activities	(8,239)			(8,239)

Cash flows from financing activities:
Repayment to related parties	(63,369)			(63,368)
Repayment to shareholders	(19,533)			(19,534)
Net cash flows provided by (used in) financing activities	(82,902)			(82,902)

Net Change in Cash and Cash Equivalents	(491,940)			(491,944)

Cash and cash equivalents - Beginning of Period	832,015			832,015

Cash and cash equivalents - End of Period	$340,071			$340,071

{j} The Company reserved $36,337 for slow moving inventory items into cost of goods sold.

{k} The Company reclassified related party accounts receivable and payable balance into its own line item.

{l} Customer deposit of $4,400 was reclassified out from accounts payable to correctly record in customer deposit.